Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year that should be recorded in its consolidated financial statements.

  The Company has shipbuilding contracts for the construction of two Newcastlemax dry bulk carriers and one Kamsarmax dry bulk carrier and a contract to acquire a Capesize dry bulk carrier (Note 5). As at December 31, 2014, the total obligations under these contracts amounted to $147,291, which subsequently were reduced (Note 17).

  As at December 31, 2014, the minimum contractual gross charter revenues expected to be generated from fixed and non-cancelable time charter contracts existing as at December 31, 2014 and until their expiration were as follows:

Period	Amount
Year 1	$100,652
Year 2	11,854
Total	$112,506